Edwin Mccabe
Managing Director
Corporate Actions & Market Watch

NYSE EURONEXT

Received SEC

JAN 17 2013

Washington, DC 20549

CERTNYS
001-7823

January 17, 2013

12027692

Chief, Information Technology
Securities and Exchange Commission
Division of Corporation Finance
100 F Street, NE MS 3040
Washington, DC 20549

To whom it may concern:

To whom it may concern:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, ANHEUSER-BUSCH INBEV SA/NV (Guarantor), Anheuser-Busch InBev Worldwide Inc. (Guarantor), Brandbev S.à r.l. (Guarantor), BrandBrew S.A. (Guarantor), Cobrew NV (Guarantor), Anheuser-Busch Companies, LLC (Guarantor) Anheuser-Busch InBev Finance Inc. (Issuer) 0.800% Notes due 2016, 1.250% Notes due 2018, 2.625% Notes due 2023, 4.000% Notes due 2043, and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on January 15, 2013. Tentative listing date -- January 22, 2013.

Sincerely

Ed Mccabe

emccabe@nyx.com
NYSE Euronext 20 Broad Street, 17th Floor, New York, NY 10005, United States

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